                  John Hancock Life Insurance Company (U.S.A.)
         John Hancock Life Insurance Company (U.S.A.) Separate Account H

                 John Hancock Life Insurance Company of New York
       John Hancock Life Insurance Company of New York Separate Account A

                        SUPPLEMENT DATED DECEMBER 8, 2006
                                       TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended for distribution with prospectuses dated May 1, 2006 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Wealthmark Variable Annuity" or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

CHANGES TO VARIABLE INVESTMENT OPTIONS

Effective December 8, 2006, the underlying Funds listed below (which we refer to as the "Acquired Funds") merged into other underlying Funds (which we refer to as the "Acquiring Funds.")

We delete information in the Product Prospectuses in connection with the Acquired Funds and replace it with info regarding the Acquiring Funds:

           ACQUIRED FUNDS                  ACQUIRING FUNDS
           --------------                  ---------------
DWS Janus Growth Opportunities VIP     DWS Capital Growth VIP
DWS Legg Mason Aggressive Growth VIP   DWS Capital Growth VIP
DWS Mercury Large Cap Core VIP         DWS Growth & Income VIP
DWS Oak Strategic Equity VIP           DWS Capital Growth VIP
DWS Templeton Foreign Value VIP        DWS International VIP

As a result you will not be able to allocate Contract Value or any Purchase Payments to Variable Investment Options corresponding to the Acquired Funds after December 8, 2006. You should, therefore, disregard any reference in the Product Prospectuses to the Acquired Funds except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING FUNDS, INCLUDING THE ACQUIRING FUNDS, BY CONTACTING THE ANNUITY SERVICE CENTER SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                        SUPPLEMENT DATED DECEMBER 8, 2006

0506:WMRK-1
0506:WMRK-1NY
0506:ML3-1
0506:ML3-1NY

333-70728
333-70850
033-79112
333-83558